o BT INSTITUTIONAL FUNDS o


                             EQUITY 500 INDEX FUND


                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

--------------------------------------------------------------------------------
Equity 500 Index Fund

Table of Contents
--------------------------------------------------------------------------------


            Letter to Shareholders                                           3

            Equity 500 Index Fund
               Statement of Assets and Liabilities                           5
               Statement of Operations                                       5
               Statements of Changes in Net Assets                           6
               Financial Highlights                                          7
               Notes to Financial Statements                                 8

            Equity 500 Index Portfolio
               Statement of Net Assets                                       9
               Statement of Operations                                      15
               Statements of Changes in Net Assets                          16
               Financial Highlights                                         16
               Notes to Financial Statements                                17



                                   ----------
                 The Fund is not insured by the FDIC and is
                 not a deposit, obligation of or guaranteed
                 by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                   ----------

--------------------------------------------------------------------------------
Equity 500 Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Institutional Equity 500 Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
As the U.S. economic expansion embarked on its seventh straight year, most of the major equity market indices posted positive gains for the first half of 1998.

--------------------------------------------------------------------------------
                                    Objective
Seeks to match the performance of the stock market, as represented by the S&P 500 Index, before expenses.
--------------------------------------------------------------------------------

Stocks climbed through the first quarter despite concerns of an imminent market correction. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998, and the Dow Jones Industrial Average neared a new milestone towards the end of March. Despite negative news for technology stocks, stronger than anticipated earnings expectations for Microsoft helped to carry this sector to a solid finish for the quarter.

--------------------------------------------------------------------------------
                             Investment Instruments
Primarily equity securities, consisting of common stock of current S&P 500 companies.
--------------------------------------------------------------------------------

Volatility increased in the second quarter, though the equity indices continued to reach record highs. Having broken the 8,000 barrier in July 1997, the Dow Jones Industrial Average hit the 9,000 milestone in early April 1998. The S&P 500 Index continued to climb. Towards the end of April, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. But a lower than expected Employment Cost Index helped stocks rebound on April 30. Equities were then down again in May, primarily due to volatility in the technology sector. Stocks rebounded quickly again, as the General Motors strike helped calm expectations of a Fed tightening at the end of June. Finally, having spent the greater portion of the second quarter above the 9,000 mark, the Dow Jones lost steam and finished off the semi-annual period below that point based largely on warnings about corporate profits. The Federal Reserve Board remained on hold throughout.

Overall, large capitalization stocks significantly outperformed small cap stocks and mid cap stocks for the semi-annual period. In contrast to the previous period, growth stocks outperformed value stocks within the large cap sector throughout these six months. Technology, consumer cyclical, and health care were the leading groups for the period. The weakest performing sectors included basic materials, utilities, and transportation, all of which still produced positive returns.

--------------------------------------------------------------------------------
  Ten Largest Stock Holdings
  -----------------------------------------------------
  General Electric Co.        Pfizer, Inc.
  Microsoft Corp.             Wal-Mart Stores, Inc.
  Coca Cola Co.               Intel Corp.
  Exxon Corp.                 Procter & Gamble Co.
  Merck & Company, Inc.       Royal Dutch Petroleum Co.
--------------------------------------------------------------------------------

INVESTMENT REVIEW
It is well worth noting that the Fund is ranked 4th out of 77 funds for the one year period ended June 30, 1998 and number 2 out of 34 funds for the 5 year period ended June 30, 1998 in the Lipper Analytical S&P 500 Index Objective. The Fund has earned a five-star rating from Morningstar based on its overall performance as of June 30, 1998 out of 2,545 domestic equity funds.(1)

---------------------------------------------------------------------------------------------------------------------------
                                          Cumulative Total Retums                    Average Annual Total Retums
  Periods ended June 30, 1998
---------------------------------------------------------------------------------------------------------------------------
                             Past 6    Past 1    Past 3     Past 5     Since    Past 1    Past 3     Past 5     Since
                             months     year     years      years    inception   year     years      years    inception
---------------------------------------------------------------------------------------------------------------------------
  BT Institutional Equity
    500 Index Fund(2)        17.63%    30.04%    120.20%    181.01%   194.79%   30.04%    30.10%     22.95%    21.74%
    (inception 12/31/92)
---------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index(3)           17.71%    30.15%    120.92%    182.43%   196.19%   30.15%    30.24%     23.08%    21.83%
---------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500
    Index Average(4)         17.37%    29.39%    117.71%    176.42%   189.15%   29.39%    29.61%     22.55%    21.29%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1998. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 5 stars for the three- and five-year periods and was rated among 2,545 and 1,462 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars.
(2) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(3) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged. Investments cannot be made in an index. Total return for the Fund assumes reinvestment of dividends and distributions.
(4) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. The Lipper figures do not reflect sales charges.

--------------------------------------------------------------------------------
Equity 500 Index Fund

Letter to Shareholders (continued)
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                         By Sector as of June 30, 1998
                    (percentages are based on market value)

                  [PIE CHART APPEARS HERE -- SEE VALUES BELOW]

                        Consumer Durables             6%
                        Other                         3%
                        Retail Trade                  5%
                        Energy                        7%
                        Business Equipment & Service  6%
                        Utilities                     9%
                        Health Care                  12%
                        Capital Goods                 7%
                        Finance & Building           20%
                        Consumer Non-Durables        22%
                        Chemicals                     3%




MANAGER OUTLOOK
With the Federal Reserve Board on hold, stable interest rates should provide some support for U.S. equities. However there are a few long-term factors that may impact the market.

o Stocks face the prospect of more moderate earnings growth, as the economy inevitably slows from its first quarter GDP growth rate of more than 5% and as rising labor costs squeeze corporate profit margins.

o Financial turmoil in Asia and questions about Japan getting its economy back on track will continue to dominate financial markets around the globe.

o Once the perception of the Asian crisis shifts to a more positive note, the U.S. stock market could face tougher sledding, as investors begin to weigh the likelihood of a shift to tighter monetary policy by the Federal Reserve Board.

Still, for the near term, solid growth, low inflation, and accommodative interest rates should continue to form an almost ideal backdrop for the U.S. equity markets.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.


                               /s/ Frank Salerno
                               _________________
                                 Frank Salerno
                            Portfolio Manager of the
                           Equity 500 Index Portfolio
                                 June 30, 1998


--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

                                  Total Return
                               Ended June 30, 1998

                        Six Months      Since 12/31/92*
                          17.63%           21.74%**

                        *  The Fund's inception date.
                        ** Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                    [CHART appears here - plot points below]

         Equity 500 Index Fund - $29,479    S&P 500 Index - $29,619

12/92              $10,000                           $10,000
 3/93               10,420                            10,437
 6/93               10,491                            10,487
 9/93               10,736                            10,758
12/93               10,984                            11,008
 3/94               10,573                            10,590
 6/94               10,615                            10,635
 9/94               11,126                            11,155
12/94               11,137                            11,153
 3/95               12,214                            12,239
 6/95               13,388                            13,408
 9/95               14,445                            14,473
12/95               15,323                            15,344
 3/96               16,135                            16,168
 6/96               16,854                            16,894
 9/96               17,366                            17,416
12/96               18,809                            18,867
 3/97               19,291                            19,373
 6/97               22,669                            22,757
 9/97               24,368                            24,460
12/97               25,060                            25,162
 3/98               28,549                            28,672
 6/98               29,479                            29,619


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

--------------------------------------------------------------------------------
Equity 500 Index Fund

Statement of Assets and Liabilities June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Equity 500 Index Portfolio, at Value                                                         $ 1,959,268,904
   Receivable for Shares of Beneficial Interest Subscribed                                                         28,659,765
   Prepaid Expenses and Other                                                                                          14,462
                                                                                                              ---------------
Total Assets                                                                                                    1,987,943,131
                                                                                                              ---------------
Liabilities
   Due to Bankers Trust                                                                                                 1,809
   Payable for Shares of Beneficial Interest Redeemed                                                              19,189,985
   Accrued Expenses and Other                                                                                           6,252
                                                                                                              ---------------
Total Liabilities                                                                                                  19,198,046
                                                                                                              ---------------
Net Assets                                                                                                    $ 1,968,745,085
                                                                                                              ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)      13,411,733
                                                                                                              ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)           $        146.79
                                                                                                              ===============
Composition of Net Assets
   Paid-in Capital                                                                                            $ 1,058,682,473
   Undistributed Net Investment Income                                                                                937,948
   Accumulated Net Realized Gain from Investment and Futures Transactions                                           8,321,689
   Net Unrealized Appreciation on Investments and Futures Contracts                                               900,802,975
                                                                                                              ---------------
Net Assets                                                                                                    $ 1,968,745,085
                                                                                                              ===============


--------------------------------------------------------------------------------

Statement of Operations For the six months ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from Equity 500 Index Portfolio, net                                         $    13,041,542
                                                                                                 ---------------
Expenses
   Administration and Services Fees                                                                      431,360
   Printing and Shareholder Reports                                                                        7,132
   Registration Fees                                                                                       6,614
   Trustees Fees                                                                                           4,436
   Professional Fees                                                                                       4,163
   Miscellaneous                                                                                           3,639
                                                                                                 ---------------
   Total Expenses                                                                                        457,344
   Less:  Expenses Absorbed by Bankers Trust                                                            (284,800)
                                                                                                 ---------------
      Net Expenses                                                                                       172,544
                                                                                                 ---------------
Net Investment Income                                                                                 12,868,998
                                                                                                 ---------------
Realized and Unrealized Gain on Investment and Futures Contracts
   Net Realized Gain from Investment Transactions                                                     10,730,814
   Net Realized Gain from Futures Transactions                                                         1,128,053
   Net Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts           242,678,758
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investment and Futures Contracts                                 254,537,625
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $   267,406,623
                                                                                                 ===============

                  See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
Equity 500 Index Fund

Statements of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                                                 For the             For the
                                                                            six months ended       year ended
                                                                            June 30, 1998(1)    December 31, 1997
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $   12,868,998      $    25,225,612
   Net Realized Gain from Investment and Futures Transactions                    11,858,867           56,937,428
   Net Change in Unrealized Appreciation/Depreciation on Investments
     and Futures Contracts                                                      242,678,758          320,994,461
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                      267,406,623          403,157,501
                                                                             --------------      ---------------
Distributions to Shareholders
   Net Investment Income                                                        (12,357,274)         (24,799,388)
   Net Realized Gain from Investment and Futures Transactions                            --          (63,388,199)
                                                                             --------------      ---------------
Total Distributions                                                             (12,357,274)         (88,187,587)
                                                                             --------------      ---------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares                                                554,917,720          617,751,498
   Dividend Reinvestments                                                         9,441,924           77,733,417
   Cost of Shares Redeemed                                                     (372,310,752)        (707,263,363)
                                                                             --------------      ---------------
Net Increase (Decrease) from Capital Transactions in Shares of
  Beneficial Interest                                                           192,048,892          (11,778,448)
                                                                             --------------      ---------------
Total Increase in Net Assets                                                    447,098,241          303,191,466
Net Assets
Beginning of Period                                                           1,521,646,844        1,218,455,378
                                                                             --------------      ---------------
End of Period (including undistributed net investment income of $937,948 and $426,224 for the six month period ended June 30, 1998 and the
  year ended December 31,1997, respectively)                                 $1,968,745,085      $ 1,521,646,844
                                                                             ==============      ===============

----------
(1) Unaudited


                  See Notes to Financial Statements on Page 8

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Equity 500 Index Fund

Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Institutional Equity 500 Index Fund.


                                                   For the six                       For the year ended December 31,
                                                   months ended           ----------------------------------------------------
                                                  June 30, 1998(2)        1997        1996       1995        1994        1993
                                                  ----------------        ----        ----       ----        ----        ----
Per Share Operating Performance:(1)
Net Asset Value, Beginning of Period               $     125.63      $   100.08   $    83.82  $   62.64  $   64.08  $   60.00
                                                   ------------      ----------   ----------  ---------  ---------  ---------
Income from Investment Operations
   Net Investment Income                                   1.01            2.04         1.98       1.80       1.68       1.50
   Net Realized and Unrealized Gain (Loss) on
     Investments and Futures Transactions                 21.13           30.88        16.92      21.54      (0.78)      4.38
                                                   ------------      ----------   ----------  ---------  ---------  ---------
Total from Investment Operations                          22.14           32.92        18.90      23.34       0.90       5.88
                                                   ------------      ----------   ----------  ---------  ---------  ---------
Distributions to Shareholders
   Net Investment Income                                  (0.98)          (2.01)       (1.98)     (1.80)     (1.68)     (1.50)
   Net Realized Gain from Investments and Futures
     Transactions                                            --           (5.36)       (0.66)     (0.36)     (0.66)     (0.30)
                                                   ------------      ----------   ----------  ---------  ---------  ---------
   Total Distributions                                    (0.98)          (7.37)       (2.64)     (2.16)     (2.34)     (1.80)
                                                   ------------      ----------   ----------  ---------  ---------  ---------
Net Asset Value, End of Period                     $     146.79      $   125.63   $   100.08  $   83.82  $   62.64  $   64.08
                                                   ============      ==========   ==========  =========  =========  =========
Total Investment Return                                   17.63%          33.23%       22.75%     37.59%      1.40%      9.84%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $  1,968,745      $1,521,647   $1,218,455  $ 800,551  $ 371,216   $170,508
   Ratios to Average Net Assets:
      Net Investment Income                                1.49%(3)        1.74%        2.20%      2.52%      2.84%      2.67%
      Expenses, Including expenses of the
        Equity 500 Index Portfolio                         0.10%(3)        0.10%        0.10%      0.10%      0.10%      0.10%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust         0.09%(3)        0.11%        0.11%      0.13%      0.13%      0.25%

(1) Per share amounts for the years ended December 31, 1993 through December 31, 1996 have been restated to reflect 1:6 reverse stock split effective September 4, 1997.
(2)  Unaudited
(3)  Annualized


                  See Notes to Financial Statements on Page 8

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Equity 500 Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was 48.34% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination

C. Dividends
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $1,809, net of waived expenses of $76,643.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding .20% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six-month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to .02% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .10% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $284,800.

The Equity 500 Index Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Shares of Beneficial Interest
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                   For the six-month period         For the year ended
                    ended June 30, 1998(+)          December 31, 1997
                 -------------------------     ---------------------------
                     Shares      Amount          Shares         Amount
                 ----------   ------------     -----------    ------------
Sold              3,923,828  $ 554,917,720      22,496,683   $ 617,751,498
Reinvested           65,303      9,441,924       1,056,216      77,733,417
Redeemed         (2,689,787)  (372,310,752)    (29,143,677)   (707,263,363)
Reverse stock
  split*                 --             --     (55,345,788)             --
                 ----------  -------------     -----------   -------------

Net Increase/
  (Decrease)      1,299,344  $ 192,048,892     (60,936,566)  $ (11,778,448)
                 ==========  =============     ===========   =============

----------
(+) unaudited
 * The Board of Trustees approved a 1:6 reverse stock split effective September 4, 1997.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

  Shares               Description                                 Value
  ------               -----------                                 -----
             COMMON STOCKS - 97.74%
             Advertising - 0.09%
    75,000   Omnicom Group, Inc.                               $    3,740,625
                                                               --------------

             Aerospace - 1.44%
   450,246   Boeing Co.                                            20,064,087
    55,444   General Dynamics Corp.                                 2,578,146
    87,245   Lockheed Martin Corp.                                  9,237,064
    29,779   Northrop Grumman Corp.                                 3,070,959
   158,414   Raytheon Co. - Class B                                 9,366,228
    89,124   Rockwell International Corp.                           4,283,522
   106,312   United Technologies Corp.                              9,833,860
                                                               --------------
                                                                   58,433,866
                                                               --------------

             Airlines - 0.43%
    80,104   AMR Corp. *                                            6,668,658
    35,049   Delta Air Lines, Inc.                                  4,530,083
    97,800   Southwest Airlines Co.                                 2,897,325
    41,915   U.S. Air, Inc. *                                       3,321,764
                                                               --------------
                                                                   17,417,830
                                                               --------------

             Apparel, Textiles - 0.35%
   101,814   Corning Inc.                                           3,538,036
    30,200   Fruit of the Loom, Inc. - Class A *                    1,002,262
    28,903   Liz Claiborne, Inc.                                    1,510,182
    84,948   Nike, Inc.- Class B                                    4,135,906
    21,129   Reebok International Ltd. *                              585,009
    15,811   Russell Corp.                                            477,295
     5,504   Springs Industries, Inc. - Class A                       253,872
    53,330   V.F. Corp.                                             2,746,495
                                                               --------------
                                                                   14,249,057
                                                               --------------

             Auto Related - 2.03%
    66,900   AutoZone, Inc. *                                       2,136,619
   292,302   Chrysler Corp.                                        16,478,525
    18,634   Cummins Engine Co., Inc.                                 954,992
    53,774   Dana Corp.                                             2,876,909
    31,282   Eaton Corp.                                            2,432,176
    29,244   Echlin, Inc.                                           1,434,784
   503,864   Ford Motor Co.                                        29,727,976
   292,984   General Motors Corp.                                  19,574,993
    73,726   Genuine Parts Co.                                      2,548,155
         1   Meritor Automotive, Inc.                                      24
    34,180   PACCAR Inc.                                            1,785,905
    46,414   Parker Hannifin Corp.                                  1,769,534
    24,196   Timken Co.                                               745,539
                                                               --------------
                                                                   82,466,131
                                                               --------------

             Banks - 8.12%
    48,834   Ahmanson (H.F.) & Co.                                  3,467,214
   319,507   Banc One Corp.                                        17,832,484
   172,100   Bank of New York Company, Inc.                        10,444,319
   308,672   BankAmerica Corp.                                     26,680,836
   137,134   BankBoston Corp.                                       7,628,079
    55,600   BB&T Corp.                                             3,759,950
   373,604   Chase Manhattan Corp.                                 28,207,102
   198,966   Citicorp                                              29,695,676


  Shares               Description                                 Value
  ------               -----------                                 -----
    73,300   Comerica, Inc.                                    $    4,856,125
   110,825   Fifth Third Bancorp                                    6,981,975
   133,136   First Chicago NBD Corp.                               11,799,177
   438,453   First Union Corp.                                     25,539,887
    18,917   Golden West Financial Corp.                            2,011,114
    73,700   Huntington Bancshares, Inc.                            2,468,950
   208,000   KeyCorp                                                7,410,000
   118,924   Mellon Bank Corp.                                      8,280,084
    58,900   Mercantile Bancorp, Inc.                               2,967,087
    82,560   Morgan (J.P.) & Company, Inc.                          9,669,840
   150,200   National City Corp.                                   10,664,200
   432,103   NationsBank Corp.                                     33,055,880
    53,800   Northern Trust Corp.                                   4,102,250
   349,016   Norwest Corp.                                         13,044,473
    47,400   Republic New York Corp.                                2,983,237
    86,600   Summit Bancorp                                         4,113,500
    97,460   SunTrust Banks, Inc.                                   7,924,716
   325,897   U.S. Bancorp                                          14,013,571
    91,500   Wachovia Corp.                                         7,731,750
   175,577   Washington Mutual, Inc.                                7,626,626
    38,770   Wells Fargo & Co.                                     14,306,130
                                                               --------------
                                                                  329,266,232
                                                               --------------

             Beverages - 3.45%
   216,180   Anheuser-Busch Companies, Inc.                        10,200,994
    17,719   Brown-Forman, Inc. - Class B                           1,138,446
 1,094,322   Coca-Cola Co.                                         93,564,531
    15,768   Coors (Adolph) Co. - Class B                             536,112
   672,194   PepsiCo, Inc.                                         27,685,990
   162,537   Seagram Ltd.                                           6,653,858
                                                               --------------
                                                                  139,779,931
                                                               --------------

             Building and Construction - 0.93%
    17,483   Armstrong World Industries, Inc.                       1,177,917
    28,080   Centex Corp.                                           1,060,020
    19,966   Crane Co.                                                969,599
     8,506   Fleetwood Enterprises, Inc.                              340,240
   327,726   Home Depot, Inc.                                      27,221,741
    74,411   Masco Corp.                                            4,501,866
    22,350   Owens Corning                                            912,159
    38,530   Stanley Works                                          1,601,403
                                                               --------------
                                                                   37,784,945
                                                               --------------

             Building, Forest Products - 0.33%
    24,003   Boise Cascade Corp.                                      786,097
    46,128   Champion International Corp.                           2,268,921
    41,801   Georgia-Pacific Corp.                                  2,463,646
    34,654   Johnson Controls, Inc.                                 1,981,776
    17,145   Kaufman & Broad Home Corp.                               544,354
    46,658   Louisiana-Pacific Corp.                                  851,509
    13,101   Potlatch Corp.                                           550,242
    87,294   Weyerhaeuser Co.                                       4,031,892
                                                               --------------
                                                                   13,478,437
                                                               --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares               Description                                 Value
  ------               -----------                                 -----
             Chemicals and Toxic Waste - 2.44%
   102,708   Air Products & Chemical, Inc.                     $    4,108,320
   118,040   Amgen, Inc. *                                          7,716,865
   104,676   Dow Chemical Co.                                      10,120,861
   499,692   Du Pont (E.I.) de Nemours & Co.                       37,289,516
    32,581   Eastman Chemical Co.                                   2,028,167
    17,350   FMC Corp. *                                            1,183,053
    34,949   Grace (W. R.) & Co. *                                    596,317
    25,796   Great Lakes Chemical Corp.                             1,017,330
    42,014   Hercules, Inc.                                         1,727,826
    32,702   Mallinckrodt, Inc.                                       970,841
   272,620   Monsanto Co.                                          15,232,643
    64,306   Morton International, Inc.                             1,607,650
    16,325   Nalco Chemical Co.                                       766,603
    79,342   PPG Industries, Inc.                                   5,519,227
    42,576   Raychem Corp.                                          1,258,653
    26,059   Rohm & Haas Co.                                        2,708,507
    44,200   Sigma-Aldrich Corp.                                    1,552,525
    67,152   Union Carbide Corp.                                    3,584,238
                                                               --------------
                                                                   98,989,142
                                                               --------------

             Computer Services - 1.60%
   154,100   3Com Corp. *                                           4,728,944
    33,100   Adobe Systems, Inc.                                    1,404,681
   128,512   Automatic Data Processing, Inc.                        9,365,312
    68,400   Cabletron Systems, Inc. *                                919,125
   363,234   Cendant Corp. *                                        7,582,510
   283,400   Dell Computer Corp. *                                 26,303,063
   226,000   EMC Corp. *                                           10,127,625
   128,400   Parametric Technology Co.*                             3,482,850
    83,515   Silicon Graphics, Inc. *                               1,012,619
                                                               --------------
                                                                   64,926,729
                                                               --------------

             Computer Software - 4.63%
   463,950   Cisco Systems, Inc. *                                 42,712,397
   240,675   Computer Associates International, Inc.               13,372,505
 1,090,000   Microsoft Corp. *                                    118,128,750
   442,256   Oracle Corp. *                                        10,862,913
   106,500   Seagate Technology, Inc. *                             2,536,031
                                                               --------------
                                                                  187,612,596
                                                               --------------

             Containers - 0.29%
    44,230   Avery Dennison Corp.                                   2,377,363
     7,854   Ball Corp.                                               315,632
    58,950   Crown Cork & Seal Company, Inc.                        2,800,125
    65,200   Owens-Illinois, Inc. *                                 2,917,700
    36,505   Sealed Air Corp. *                                     1,341,559
    39,849   Stone Container Corp.                                    622,641
    24,922   Temple-Inland, Inc.                                    1,342,672
                                                               --------------
                                                                   11,717,692
                                                               --------------

             Cosmetics and Toiletries - 0.87%
     8,898   Alberto-Culver Co. - Class B                             258,042
    63,728   Avon Products, Inc.                                    4,938,920
   491,916   Gillette Co.                                          27,885,488
    53,887   International Flavors & Fragrances, Inc.               2,340,717
                                                               --------------
                                                                   35,423,167
                                                               --------------



  Shares               Description                                 Value
  ------               -----------                                 -----
             Diversified - 0.85%
    76,169   Allegheny Teledyne Inc.                           $    1,742,366
    31,702   Ceridian Corp. *                                       1,862,493
    49,400   Loews Corp.                                            4,303,975
   181,578   Minnesota Mining & Manufacturing Co.                  14,923,442
     3,527   NACCO Industries, Inc. - Class A                         455,865
    54,464   Pall Corp.                                             1,116,512
    72,815   Praxair, Inc.                                          3,408,652
    31,220   SUPERVALU, Inc.                                        1,385,387
    59,706   Textron, Inc.                                          5,140,424
                                                               --------------
                                                                   34,339,116
                                                               --------------

             Drugs - 7.44%
   579,232   American Home Products Corp.                          29,975,256
   446,378   Bristol-Myers Squibb Co.                              51,305,571
   496,640   Lilly (Eli) & Co.                                     32,809,280
   527,197   Merck & Company, Inc.                                 70,512,599
   576,608   Pfizer, Inc.                                          62,670,082
   321,216   Schering-Plough Corp.                                 29,431,416
   359,158   Warner-Lambert Co.                                    24,916,586
                                                               --------------
                                                                  301,620,790
                                                               --------------

             Electrical Equipment - 4.45%
 1,440,444   General Electric Co.                                 131,080,404
    23,072   General Signal Corp.                                     830,592
    40,530   Grainger (W.W.), Inc.                                  2,018,901
   466,940   Hewlett-Packard Co.                                   27,958,032
    51,223   ITT Industries, Inc.                                   1,914,460
   264,264   Tyco International Ltd.                               16,648,632
                                                               --------------
                                                                  180,451,021
                                                               --------------

             Electronics - 3.47.%
    55,041   Advanced Micro Devices, Inc.*                            939,137
    12,327   Aeroquip-Vickers, Inc.                                   719,589
   248,212   AlliedSignal, Inc.                                    11,014,407
   104,173   AMP, Inc.                                              3,580,947
   162,600   Applied Materials, Inc. *                              4,796,700
   193,800   Emerson Electric Co.                                  11,700,675
    34,942   Harris Corp.                                           1,561,471
   748,928   Intel Corp.                                           55,514,288
    35,400   KLA Instruments Corp. *                                  980,138
    57,500   LSI Logic Corp. *                                      1,326,094
    93,500   Micron Technology, Inc. *                              2,319,969
   261,742   Motorola, Inc.                                        13,757,814
    75,626   National Semiconductor Corp. *                           997,317
   225,402   Northern Telecom Ltd.                                 12,791,564
    22,625   Perkin-Elmer Corp.                                     1,406,992
    35,638   Scientific-Atlanta, Inc.                                 904,314
    22,307   Tektronix, Inc.                                          789,110
   173,656   Texas Instruments, Inc.                               10,126,316
    64,400   Thermo Electron Corp. *                                2,201,675
    21,100   Thomas & Betts Corp.                                   1,039,175
    25,859   Western Atlas, Inc. *                                  2,194,782
                                                               --------------
                                                                  140,662,474
                                                               --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

  Shares               Description                                 Value
  ------               -----------                                 -----
             Environmental Control - 0.28%
    80,635   Browning-Ferris Industries, Inc.                  $    2,802,066
   115,600   Laidlaw, Inc. - Class B                                1,408,875
   200,358   Waste Management, Inc.                                 7,012,530
                                                               --------------
                                                                   11,223,471
                                                               --------------

             Financial Services - 5.85%
   200,966   American Express Co.                                  22,910,124
   158,061   Associates First Capital Corp. - Class A              12,150,939
    48,400   Bear Stearns Companies, Inc.                           2,752,750
    26,352   Beneficial Corp.                                       4,036,797
    27,800   Capital One Financial Corp.                            3,452,413
   116,900   Charles Schwab Corp.                                   3,799,250
    73,200   Cincinnati Financial Corp.                             2,809,050
    50,500   Countrywide Credit Industries                          2,562,875
    66,700   Equifax                                                2,422,044
   462,864   Fannie Mae                                            28,118,987
   196,100   First Data Corp.                                       6,532,581
   131,844   Fleet Financial Group, Inc.                           11,008,974
   110,700   Franklin Resources, Inc.                               5,977,800
   298,824   Freddie Mac                                           14,063,405
    60,600   Green Tree Financial Corp.                             2,594,438
    53,723   Hartford Financial Services Group                      6,144,568
   150,274   Household International, Inc.                          7,476,132
    52,200   Lehman Brothers Holdings Inc.                          4,048,762
   220,225   MBNA Corp.                                             7,267,425
   151,476   Merrill Lynch & Co., Inc.                             13,973,661
   260,393   Morgan Stanley, Dean Witter,
               Discover & Co.                                      23,793,410
   138,433   PNC Banc Corp.                                         7,449,426
    71,800   SLM Holding Corp.                                      3,518,200
    67,800   State Street Corp.                                     4,712,100
   103,650   Synovus Financial Corp.                                2,461,688
   509,821   Travelers Group, Inc.                                 30,907,898
                                                               --------------
                                                                  236,945,697
                                                               --------------

             Food Services/Lodging - 0.63%
    62,419   Darden Restaurants, Inc.                                 990,902
   308,214   McDonald's Corp.                                      21,266,765
    67,099   Tricon Global Restaurants, Inc. *                      2,126,200
    56,562   Wendy's International, Inc.                            1,329,207
                                                               --------------
                                                                   25,713,074
                                                               --------------

             Foods - 2.67%
   269,417   Archer-Daniels-Midland Co.                             5,219,954
   126,760   Bestfoods                                              7,360,003
   198,854   Campbell Soup Co.                                     10,564,119
   210,932   ConAgra, Inc.                                          6,683,908
    76,319   General Mills, Inc.                                    5,218,312
   160,075   Heinz (H.J.) Co.                                       8,984,209
    49,594   Hershey Foods Corp.                                    3,421,986
   169,714   Kellogg Co.                                            6,374,882
    99,420   Pioneer Hi-Bred International, Inc.                    4,113,503
    63,484   Quaker Oats Co.                                        3,487,652
    47,805   Ralston-Purina Group                                   5,584,222
   206,687   Sara Lee Corp.                                        11,561,554



  Shares               Description                                 Value
  ------               -----------                                 -----
   148,020   Sysco Corp.                                       $    3,793,012
   277,768   Unilever N.V.                                         21,926,312
    40,592   Wrigley (WM) Jr. Co.                                   3,978,016
                                                               --------------
                                                                  108,271,644
                                                               --------------

             Forest Products and Paper - 0.03%
    42,900   Willamette Industries, Inc.                            1,372,800
                                                               --------------

             Healthcare - 0.89%
   686,344   Abbott Laboratories                                   28,054,311
   272,822   Columbia/HCA Healthcare Corp.                          7,945,941
                                                               --------------
                                                                   36,000,252
                                                               --------------

             Hospital Supplies and Healthcare - 2.97%
    27,501   Allergan, Inc.                                         1,275,359
    40,234   Alza Corp. *                                           1,740,121
    25,277   Bard (C.R.), Inc.                                        962,106
    24,323   Bausch & Lomb, Inc.                                    1,219,190
   124,863   Baxter International Inc.                              6,719,190
    53,932   Becton, Dickinson & Co.                                4,186,472
    52,050   Biomet, Inc.                                           1,720,903
    86,400   Boston Scientific Corp. *                              6,188,400
    52,800   Cardinal Health, Inc.                                  4,950,000
    68,200   Guidant Corp.                                          4,863,513
   199,500   HBO & Co.                                              7,032,375
   171,900   HEALTHSOUTH Corp. *                                    4,587,581
    81,900   Humana, Inc. *                                         2,554,256
   603,296   Johnson & Johnson                                     44,493,080
    23,660   Manor Care, Inc.                                         909,431
   214,304   Medtronic, Inc.                                       13,661,880
    10,774   Shared Medical Systems Corp.                             791,216
    36,688   St. Jude Medical, Inc. *                               1,350,577
   134,510   Tenet Healthcare Corp. *                               4,203,437
    86,400   United Healthcare Corp.                                5,486,400
    27,848   U.S. Surgical Corp.                                    1,270,565
                                                               --------------
                                                                  120,166,052
                                                               --------------

             Hotel/Motel - 0.16%
   112,041   Hilton Hotels Corp.                                    3,193,169
   104,980   Marriott International, Inc.                           3,398,727
                                                               --------------
                                                                    6,591,896
                                                               --------------

             Household Furnishings - 0.20%
    44,612   Maytag Corp.                                           2,202,717
    69,858   Newell Co.                                             3,479,802
    32,739   Whirlpool Corp.                                        2,250,806
                                                               --------------
                                                                    7,933,325
                                                               --------------

             Household Products - 1.82%
    50,604   Clorox Co.                                             4,826,357
   129,602   Colgate-Palmolive Co.                                 11,404,976
   593,640   Procter & Gamble Co.                                  54,058,342
    76,702   Rubbermaid, Inc.                                       2,545,548
    26,796   Tupperware Corp.                                         753,637
                                                               --------------
                                                                   73,588,860
                                                               --------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares               Description                                 Value
  ------               -----------                                 -----
             Insurance - 3.74%
    63,759   Aetna, Inc.                                       $    4,853,654
   192,150   Allstate Corp.                                        17,593,734
   111,037   American General Corp.                                 7,904,446
   306,900   American International Group, Inc.                    44,807,400
    73,950   Aon Corp.                                              5,194,988
    73,672   Chubb Corp.                                            5,921,387
    96,799   CIGNA Corp.                                            6,679,131
    82,000   Conseco, Inc.                                          3,833,500
    33,778   General Re Corp.                                       8,562,723
    46,865   Jefferson-Pilot Corp.                                  2,715,241
    43,910   Lincoln National Corp.                                 4,012,276
   112,986   Marsh & McLennan Companies, Inc.                       6,828,591
    39,200   MBIA, Inc.                                             2,935,100
    56,700   MGIC Investment Corp.                                  3,235,444
    31,900   Progressive Corp.                                      4,497,900
    44,098   Providian Financial                                    3,464,449
    73,002   SAFECO Corp.                                           3,317,028
   103,928   St. Paul Companies, Inc.                               4,371,472
    78,400   SunAmerica, Inc.                                       4,503,100
    62,168   Torchmark Corp.                                        2,844,186
    60,500   UNUM Corp.                                             3,357,750
                                                               --------------
                                                                  151,433,500
                                                               --------------

             Leisure Related - 1.40%
    37,414   American Greetings Corp. - Class A                     1,905,776
    46,542   Brunswick Corp.                                        1,151,915
   321,810   CBS Corp.                                             10,217,467
   299,557   Disney (Walt) Co.                                     31,472,207
    22,339   Harcourt General, Inc.                                 1,329,171
    46,015   Harrah's Entertainment, Inc. *                         1,069,849
    58,087   Hasbro, Inc.                                           2,283,545
     7,539   Jostens, Inc.                                            181,877
   128,565   Mattel, Inc.                                           5,439,907
    79,100   Mirage Resorts, Inc. *                                 1,685,819
                                                               --------------
                                                                   56,737,533
                                                               --------------

             Machinery - 1.13%
    41,671   Black & Decker Corp.                                   2,541,931
    11,982   Briggs & Stratton Corp.                                  448,576
    32,900   Case Corp.                                             1,587,425
   168,064   Caterpillar Inc.                                       8,886,384
    13,447   Cincinnati Milacron, Inc.                                326,930
    52,948   Cooper Industries, Inc.                                2,908,831
   116,623   Deere & Co.                                            6,166,441
    97,708   Dover Corp.                                            3,346,499
    77,182   Dresser Industries, Inc.                               3,400,832
    19,322   Harnischfeger Industries, Inc.                           547,054
   109,692   Illinois Tool Works, Inc.                              7,315,085
    72,796   Ingersoll-Rand Co.                                     3,207,574
    19,292   Millipore Corp.                                          525,707
    22,558   Navistar International Corp. *                           651,362
    30,594   Snap-On, Inc.                                          1,109,033
    53,672   TRW Inc.                                               2,931,833
                                                               --------------
                                                                   45,901,497
                                                               --------------


  Shares               Description                                 Value
  ------               -----------                                 -----
             Marketing - 0.00%
         1   ACNielsen Corp. *                                 $           25
                                                               --------------

             Metals - 0.66%
    82,336   Alcan Aluminium Ltd.                                   2,274,532
    71,700   Aluminum Company of America                            4,727,719
    59,635   Armco, Inc. *                                            380,173
    20,049   Asarco, Inc.                                             446,090
   165,500   Barrick Gold Corp.                                     3,175,531
    58,100   Battle Mountain Gold Co.                                 344,969
    56,249   Bethlehem Steel Corp. *                                  699,597
    43,894   Cyprus Amax Minerals Co.                                 581,596
    62,308   Engelhard Corp.                                        1,261,737
    58,700   Freeport-McMoRan Copper &
               Gold, Inc. - Class B                                   891,506
    92,443   Homestake Mining Co.                                     959,096
    73,766   Inco Ltd.                                              1,005,062
    68,610   Newmont Mining Corp.                                   1,620,911
    36,494   Nucor Corp.                                            1,678,724
    25,908   Phelps Dodge Corp.                                     1,481,614
   104,304   Placer Dome, Inc.                                      1,225,572
    34,149   Reynolds Metals Co.                                    1,910,210
    46,677   USX-U.S. Steel Group, Inc.                             1,540,341
    30,679   Worthington Industries, Inc.                             462,102
                                                               --------------
                                                                   26,667,082
                                                               --------------

             Miscellaneous - 0.12%
    77,979   Cognizant Corp.                                        4,912,677
                                                               --------------

             Office Equipment and Computers - 2.94%
    58,542   Apple Computer, Inc. *                                 1,679,424
    26,914   Autodesk, Inc.                                         1,039,553
   724,384   Compaq Computer Corp.                                 20,554,396
    71,572   Computer Sciences Corp. *                              4,580,608
    21,045   Data General Corp. *                                     314,360
    68,600   Gateway 2000, Inc. *                                   3,472,875
    60,719   Honeywell, Inc.                                        5,073,831
    60,462   Ikon Office Solutions, Inc.                              880,478
   414,782   International Business Machines Corp.                 47,622,158
    24,579   Moore Corp. Ltd.                                         325,672
   172,792   Novell, Inc. *                                         2,203,098
   120,196   Pitney Bowes, Inc.                                     5,784,433
   170,256   Sun Microsystems, Inc. *                               7,395,495
   110,399   Unisys Corp. *                                         3,118,772
   149,735   Xerox Corp.                                           15,216,819
                                                               --------------
                                                                  119,261,972
                                                               --------------

             Oil Related - 7.28%
    43,393   Amerada Hess Corp.                                     2,356,782
   420,104   Amoco Corp.                                           17,486,829
    26,500   Anadarko Petroleum                                     1,780,469
    43,600   Apache Corp.                                           1,373,400
    24,587   Ashland Inc.                                           1,269,304
   140,450   Atlantic Richfield Co.                                10,972,656
    70,944   Baker Hughes, Inc.                                     2,452,002
    79,839   Burlington Resources, Inc.                             3,438,067


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares               Description                                 Value
  ------               -----------                                 -----
   286,366   Chevron Corp.                                     $   23,786,276
 1,078,714   Exxon Corp.                                           76,925,792
    34,381   Fluor Corp.                                            1,753,431
    25,538   Foster Wheeler Corp.                                     547,471
   124,280   Halliburton Co.                                        5,538,228
    27,416   Helmerich & Payne, Inc.                                  610,006
    20,832   Kerr-McGee Corp.                                       1,205,652
    25,387   McDermott International, Inc.                            874,265
   345,742   Mobil Corp.                                           26,492,481
   160,214   Occidental Petroleum Corp.                             4,325,778
    47,397   Oryx Energy Co. *                                      1,048,260
    20,954   Pennzoil Co.                                           1,060,796
   114,406   Phillips Petroleum Co.                                 5,512,939
    38,300   Rowan Companies, Inc. *                                  744,455
   961,504   Royal Dutch Petroleum Co.                             52,702,438
   218,862   Schlumberger Ltd.                                     14,951,010
    35,145   Sun Co, Inc.                                           1,364,065
    79,034   Tenneco, Inc.                                          3,008,232
   249,322   Texaco, Inc.                                          14,881,407
   117,848   Union Pacific Resources Group Inc.                     2,069,706
   109,337   Unocal Corp.                                           3,908,798
   126,764   USX-Marathon Group                                     4,349,590
   188,636   Williams Companies, Inc.                               6,366,465
                                                               --------------
                                                                  295,157,050
                                                               --------------

             Paper - 0.66%
    15,631   Bemis Company, Inc.                                      638,917
    95,035   Fort James Corp.                                       4,229,058
   134,944   International Paper Co.                                5,802,592
   256,430   Kimberly-Clark Corp.                                  11,763,726
    50,702   Mead Corp.                                             1,609,789
    32,103   Union Camp Corp.                                       1,593,111
    39,160   Westvaco Corp.                                         1,106,270
                                                               --------------
                                                                   26,743,463
                                                               --------------

             Pharmaceuticals - 0.27%
   233,532   Pharmacia & Upjohn, Inc.                              10,771,664
                                                               --------------

             Photography and Optical - 0.27%
   141,726   Eastman Kodak Co.                                     10,354,856
    19,982   Polaroid Corp.                                           710,610
                                                               --------------
                                                                   11,065,466
                                                               --------------

             Printing and Publishing - 1.32%
    42,691   Deluxe Corp.                                           1,528,871
    62,252   Donnelley (R.R.) & Sons Co.                            2,848,029
    31,072   Dow Jones & Co, Inc.                                   1,732,264
    75,379   Dun & Bradstreet Corp.                                 2,723,066
   124,492   Gannett Co., Inc.                                      8,846,713
    40,926   Knight-Ridder, Inc.                                    2,253,488
    50,130   McGraw-Hill Companies, Inc.                            4,088,728
    18,472   Meredith Corp.                                           867,030
    39,684   New York Times Co. - Class A                           3,144,957
   233,215   Time Warner, Inc.                                     19,925,307
    27,929   Times Mirror Co. - Class A                             1,756,036
    52,496   Tribune Co.                                            3,612,381
                                                               --------------
                                                                   53,326,870
                                                               --------------




  Shares               Description                                 Value
  ------               -----------                                 -----
             Professional Services - 0.41%
    45,835   Block (H&R), Inc.                                 $    1,930,799
    45,600   Ecolab, Inc.                                           1,413,600
    30,425   EG&G, Inc.                                               912,750
    53,660   Interpublic Group of Companies, Inc.                   3,256,491
    20,326   National Service Industries                            1,034,085
   112,692   Service Corporation International                      4,831,670
    27,643   Transamerica Corp.                                     3,182,400
                                                               --------------
                                                                   16,561,795
                                                               --------------

             Railroads - 0.52%
    70,462   Burlington Northern Santa Fe Corp.                     6,918,488
    95,932   CSX Corp.                                              4,364,906
   166,653   Norfolk Southern Corp.                                 4,968,343
   108,347   Union Pacific Corp.                                    4,780,811
                                                               --------------
                                                                   21,032,548
                                                               --------------

             Real Estate - 0.01%
    20,332   Pulte Corp.                                              607,419
                                                               --------------

             Retail - 4.75%
        74   Abercrombie & Fitch Company *                              3,256
   108,602   Albertson's, Inc.                                      5,626,941
   120,336   American Stores Co.                                    2,910,627
    43,546   Circuit City Stores, Inc.                              2,041,219
    49,500   Consolidated Stores Corp. *                            1,794,375
   100,899   Costco Companies, Inc. *                               6,362,943
   168,338   CVS Corp.                                              6,554,661
   192,416   Dayton Hudson Corp.                                    9,332,176
    46,897   Dillard Department Stores, Inc. - Class A              1,943,294
    92,500   Federated Department Stores, Inc. *                    4,977,656
   179,071   Gap, Inc.                                             11,035,250
    17,093   Giant Food, Inc. - Class A                               736,067
    16,825   Great Atlantic & Pacific Tea Co., Inc.                   556,277
   216,203   Kmart Corp. *                                          4,161,908
   114,220   Kroger Co. *                                           4,897,183
    97,960   Limited, Inc.                                          3,244,911
    17,726   Longs Drug Stores, Inc.                                  511,838
   162,588   Lowe's Companies, Inc.                                 6,594,976
   101,098   May Department Stores Co.                              6,621,919
    19,230   Mercantile Stores Company, Inc.                        1,517,968
    34,929   Nordstrom, Inc.                                        2,698,265
   114,750   Penney (J.C.) Co., Inc.                                8,297,859
    26,112   Pep Boys-Manny, Moe & Jack                               494,496
   113,602   Rite Aid Corp.                                         4,267,175
   171,609   Sears, Roebuck & Co.                                  10,478,875
    76,274   Sherwin-Williams Co.                                   2,526,576
    48,066   Tandy Corp.                                            2,550,502
   143,216   TJX Companies, Inc.                                    3,455,086
   126,318   Toys 'R' Us, Inc. *                                    2,976,368
    59,622   Venator Group, Inc.                                    1,140,271
   213,068   Walgreen Co.                                           8,802,372
   986,348   Wal-Mart Stores, Inc.                                 59,920,641
    65,180   Winn-Dixie Stores, Inc.                                3,336,401
                                                               --------------
                                                                  192,370,332
                                                               --------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


   Shares               Description                                 Value
   ------               -----------                                 -----
            Telecommunications - 5.06%
         1  360 Communications Co. *                           $           32
   250,735  Airtouch Communications, Inc. *                        14,652,327
   110,900  Alltel Corp.                                            5,156,850
   498,004  Ameritech Corp.                                        22,347,930
    40,376  Andrew Corp. *                                            729,292
    79,800  Ascend Communications, Inc. *                           3,955,087
    91,700  Bay Networks, Inc. *                                    2,957,325
    56,400  Clear Channel Communications, Inc. *                    6,154,650
   152,462  Comcast Corp. - Class A                                 6,189,004
    53,490  DSC Communications Corp. *                              1,604,700
    75,200  Frontier Corp.                                          2,368,800
    66,400  General Instrument Corp. *                              1,805,250
   421,936  GTE Corp.                                              23,470,190
    32,212  King World Productions, Inc.                              821,406
   585,882  Lucent Technologies, Inc.                              48,738,059
   310,220  MCI Communications Corp.                               18,031,537
   119,200  Nextel Communications, Inc.                             2,965,100
   207,360  Tele-Communications, Inc. - Class A *                   7,970,400
    82,100  Tellabs, Inc. *                                         5,880,412
   125,549  Viacom, Inc. - Class B *                                7,313,229
   449,300  WorldCom, Inc. *                                       21,762,969
                                                               --------------
                                                                  204,874,549
                                                               --------------

            Tire and Rubber - 0.17%
    35,151  Cooper Tire & Rubber Co.                                  724,989
    31,952  Goodrich (B.F.) Co.                                     1,585,618
    68,836  Goodyear Tire & Rubber Co.                              4,435,620
                                                               --------------
                                                                    6,746,227
                                                               --------------

            Tobacco - 1.18%
    68,074  Fortune Brands, Inc.                                    2,616,594
 1,084,998  Philip Morris Companies, Inc.                          42,721,796
    85,807  UST, Inc.                                               2,316,789
                                                               --------------
                                                                   47,655,179
                                                               --------------

            Trucking, Shipping - 0.14%
    71,655  FDX Corp. *                                             4,496,351
    33,317  Ryder System, Inc.                                      1,051,568
                                                               --------------
                                                                    5,547,919
                                                               --------------

            Utilities - 7.00%
    60,120  Ameren Corp.                                            2,389,770
    83,310  American Electric Power Co.                             3,780,191
   711,606  AT&T Corp.                                             40,650,493
    59,425  Baltimore Gas & Electric Co.                            1,845,889
   680,036  Bell Atlantic Corp.                                    31,026,643
   446,132  BellSouth Corp.                                        29,946,611
    53,028  Carolina Power & Light Co.                              2,300,090
   106,930  Central & South West Corp.                              2,873,744
    61,522  CINergy Corp.                                           2,153,270
    46,566  Coastal Corp.                                           3,250,889
    37,102  Columbia Gas System, Inc.                               2,063,799
   103,136  Consolidated Edison Company of
              New York, Inc.                                        4,750,702



  Shares               Description                                 Value
  ------               -----------                                 -----
    44,005  Consolidated Natural Gas Co.                       $    2,590,794
    86,056  Dominion Resources, Inc.                                3,525,120
    72,176  DTE Energy Co.                                          2,914,106
   157,795  Duke Energy Co.                                         9,349,354
     9,142  Eastern Enterprises                                       391,963
   159,270  Edison International                                    4,708,419
   136,666  Enron Corp.                                             7,388,506
   121,707  Entergy Corp.                                           3,499,076
    92,884  FirstEnergy Corp. *                                     2,856,182
    79,994  FPL Group, Inc.                                         5,039,622
    56,500  GPU, Inc.                                               2,136,406
   125,392  Houston Industries, Inc.                                3,871,478
   266,828  MediaOne Group, Inc. *                                 11,723,755
    53,142  Niagara Mohawk Power Corp. *                              793,809
    21,069  NICOR, Inc.                                               845,394
    44,988  Northern States Power Co.                               1,287,782
    13,791  ONEOK, Inc.                                               549,916
   130,889  PacifiCorp                                              2,961,364
   102,784  PECO Energy Co.                                         3,000,007
    16,855  People's Energy Corp.                                     651,024
   186,305  PG&E Corp.                                              5,880,252
    73,300  PP&L Resources, Inc.                                    1,662,994
   112,094  Public Service Enterprise Group, Inc.                   3,860,237
   805,128  SBC Communications, Inc.                               32,205,120
    92,364  Sempra Energy *                                         2,487,224
    47,210  Sonat, Inc.                                             1,823,486
   304,458  Southern Co.                                            8,429,681
   158,682  Sprint Corp.                                           11,187,081
    121,927 Texas Utilities Co.                                     5,075,211
     94,925 Unicom Corp.                                            3,328,307
    224,855 U.S. West, Inc. - Communications Group                 10,568,185
                                                               --------------
                                                                  283,623,946
                                                               --------------

Total Common Stocks (Cost $2,475,377,707)                       3,961,165,565
                                                               --------------

            SHORT TERM INSTRUMENTS - 2.87%
            Mutual Fund - 2.80%
113,526,530 BT Institutional Cash Management
              Fund                                                113,526,530
                                                               --------------

Principal
 Amount
---------
            U.S. Treasury Bill - 0.07%
$ 2,870,000   5.005%, 10/01/98 **                                   2,833,694
                                                               --------------

Total Short Term Instruments (Cost $116,360,531)                  116,360,224
                                                               --------------

Total Investments (Cost $2,591,738,238)        100.61%          4,077,525,789
Liabilities in Excess of Other Assets           (0.61)%           (24,794,022)
                                               ======          --------------
Net Assets                                     100.00%         $4,052,731,767
                                               ======          ==============


----------
*  Non-income producing security.
** Held as collateral for futures contracts.


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Operations For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $156,829)                        $    26,845,061
   Interest                                                                              123,941
                                                                                 ---------------
Total Investment Income                                                               26,969,002
                                                                                 ---------------
Expenses
   Advisory Fees                                                                       1,524,644
   Administration and Services Fees                                                      846,656
   Professional Fees                                                                      11,756
   Trustees Fees                                                                           3,499
   Miscellaneous                                                                             447
                                                                                 ---------------
   Total Expenses                                                                      2,387,002
   Less:  Expenses Absorbed by Bankers Trust                                          (1,032,352)
                                                                                 ---------------
      Net Expenses                                                                     1,354,650
                                                                                 ---------------
Net Investment Income                                                                 25,614,352
                                                                                 ---------------
Realized and Unrealized Gain on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                                     21,556,558
   Net Realized Gain from Futures Transactions                                         2,045,391
   Net Change in Unrealized Appreciation on Investments                              478,378,615
   Net Change in Unrealized Appreciation on Futures Contracts                            294,781
                                                                                 ---------------
Net Realized and Unrealized Gain on Investments and Futures Contracts                502,275,345
                                                                                 ---------------
Net Increase in Net Assets from Operations                                       $   527,889,697
                                                                                 ===============

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the             For the
                                                                               six months ended       year ended
                                                                                June 30, 1998(1)   December 31, 1997
                                                                               -----------------   -----------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                        $   25,614,352      $    42,706,376
   Net Realized Gain from Investments and Futures Transactions                      23,601,949           95,286,448
   Net Change in Unrealized Appreciation on Investments and Futures Contracts      478,673,396          528,775,836
                                                                                --------------      ---------------
Net Increase in Net Assets from Operations                                         527,889,697          666,768,660
                                                                                --------------      ---------------
Capital Transactions
   Proceeds from Capital Invested                                                1,386,506,855        1,462,422,481
   Value of Capital Withdrawn                                                     (664,751,256)      (1,251,328,236)
                                                                                --------------      ---------------
Net Increase in Net Assets from Capital Transactions                               721,755,599          211,094,245
                                                                                --------------      ---------------
Total Increase in Net Assets                                                     1,249,645,296          877,862,905
Net Assets
Beginning of Period                                                              2,803,086,471        1,925,223,566
                                                                                --------------      ---------------
End of Period                                                                   $4,052,731,767      $ 2,803,086,471
                                                                                ==============      ===============

----------
(1) Unaudited



--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                                                 For the six month                  For the year ended December 31,
                                                   period ended          -------------------------------------------------------
                                                  June 30, 1998(1)         1997        1996       1995       1994       1993
                                                 -----------------         ----        ----       ----       ----       ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)              $4,052,732      $2,803,086   $1,925,224   $1,080,736   $559,772   $151,805
   Ratios to Average Net Assets:
   Net Investment Income                                    1.55%(2)        1.76%        2.20%        2.52%      2.84%      2.67%
   Expenses                                                 0.08%(2)        0.08%        0.10%        0.10%      0.10%      0.10%
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust             0.06%(2)        0.07%        0.05%        0.05%      0.06%      0.10%
Portfolio Turnover Rate                                        2%             19%          15%           6%        21%        31%

(1) Unaudited.
(2) Annualized.


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts that are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
It is in the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $78,558, net of waived expenses of $80,412.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to April 30, 1998 the Advisory fee was .10%. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $173,136, net of waived expenses of $144,804.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $1,032,352.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $2,082,691 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

Certain officers of the Portfolio are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

For the six-month period ended June 30, 1998, the Equity 500 Index Portfolio paid brokerage commissions of $226,179.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998, were $754,650,857 and $58,371,306, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $2,602,421,738. The aggregate gross unrealized appreciation was $1,514,149,698, and the aggregate gross unrealized depreciation was $28,362,147 for all investments as of June 30, 1998. Payable for securities purchased at June 30, 1998 amounted to $66,583,078.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at June 30, 1998 is as follows:

                                                              Market        Unrealized
Type of Future           Expiration   Contracts   Position     Value       Appreciation
S&P 500 Index Futures    Sept. 1998      348        Long     $99,441,000     $906,869

At June 30, 1998, the Portfolio segregated $2,833,694 to cover margin requirements on open futures contracts.

Note 5--Net Assets
Paid in Capital                                           $2,516,821,046
Undistributed Net Investment Income                           25,614,352
Accumulated realized gain on investments                      21,556,558
Accumulated realized gain on futures transactions              2,952,260
Unrealized Appreciation on investments                     1,485,787,551
                                                          --------------
Total Net Assets                                          $4,052,731,767
                                                          ==============

                      This page intentionally left blank.

BT INSTITUTIONAL FUNDS
EQUITY 500 INDEX FUND


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


                                   ----------
                 For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
                 (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.

                                   ----------
                                                               Cusip #055924500
                                                               STA481100 (6/98)